SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Option Transactions

The following is a summary of option transactions:

		Weighted average
		exercise price per
	Number of shares	share CAD$
Balance, April 1, 2016	9,174,025	$2.39
Options granted	1,173,000	3.77
Options exercised	(1,043,280)	1.13
Options forfeited	(847,238)	3.61
Options expired	(777,000)	8.92
Balance, March 31, 2017	7,679,507	$1.97
Option granted	2,192,500	3.30
Options exercised	(857,020)	0.81
Options forfeited	(195,626)	3.00
Options expired	(672,562)	5.25
Balance, March 31, 2018	8,146,799	$2.15

Schedule of Weighted Average Assumptions

The fair value of stock options granted during the years ended March 31, 2018 and 2017 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

		Years ended March 31,
	2018	2017
Risk free interest rate	1.70%	0.78%
Expected life of option in years	2.27 years	2.25 years
Expected volatility	69%	72%
Expected dividend yield	1.36%	0.47%
Estimated forfeiture rate	10%	11%
Weighted average share price at date of grant	$3.30	$3.77

Schedule of Information About Stock Options Outstanding

The following table summarizes information about stock options outstanding at March 31, 2018:

					Weighted
		Weighted average	Weighted	Number of	average
	Number of options	remaining	average	options	exercise
Exercise price in	outstanding at	contractual life	exercise price	exercisable at	price in
CAD$	March 31, 2018	(Years)	in CAD$	March 31, 2018	CAD$
$0.66	2,385,044	0.75	$0.66	2,385,044	0.66
$1.43	1,405,591	2.17	$1.43	1,273,506	1.43
$1.75	344,375	1.16	$1.75	320,813	1.75
$1.76	235,353	1.54	$1.76	188,510	1.76
$2.98	126,437	0.81	$2.98	126,437	2.98
$3.23	1,072,500	2.95	$3.23	-	-
$3.25	168,375	0.17	$3.25	168,375	3.25
$3.36	1,070,000	2.51	$3.36	-	-
$3.41	266,124	0.45	$3.41	266,124	3.41
$3.63	900,000	1.80	$3.63	450,000	3.63
$4.34	143,000	1.47	$4.34	107,250	4.34
$5.58	30,000	1.90	$5.58	15,000	5.58
$0.66 - 5.58	8,146,799	1.67	$2.15	5,301,059	$1.57

Schedule of Earnings Per Share Basic and Diluted
		For the years ended March 31,
		2018			2017
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$46,994			$43,674

Basic earnings per share	46,994	167,848,117	$0.28	$43,674	167,185,234	$0.26
Effect of dilutive securities:
Stock options		3,557,787			4,164,790
Diluted earnings per share	$46,994	171,405,904	$0.27	$43,674	171,350,024	$0.25